Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 11 — Property and equipment, net

Property and equipment consist of the following:

	March 31,	March 31,
	2025	2024

Office equipment	$1,003,594	$822,262
Furniture & Fitting	70,563	68,490
Office and warehouse renovation	455,313	431,293
Subtotal	1,529,470	1,322,045
Less: accumulated depreciation	(1,149,155)	(816,934)
Total property and equipment, net	$380,315	$505,111

Depreciation expenses for the years ended March 31, 2025, 2024, and 2023 were amounted to $328,948, $320,308 and $297,069, respectively. The Company recognized loss from disposal of property and equipment were nil, $57,202 and nil for the years ended March 31, 2025, 2024, and 2023, respectively.